Vessels and drydock - Summary of cost capitalized during the period (Details) - Capitalized cost $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Drydock
Disclosure of detailed information about property, plant and equipment [line items]
Drydock	$ 14,248
Notional component of scrubber	150
Total drydock additions	14,398
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber	3,394
BWTS	72
Other equipment	2,405
Capitalized interest	0
Total vessel additions	5,871
Handymax | Drydock
Disclosure of detailed information about property, plant and equipment [line items]
Drydock	774
Notional component of scrubber	0
Total drydock additions	774
Handymax | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber	0
BWTS	(107)
Other equipment	3
Capitalized interest	0
Total vessel additions	(104)
MR | Drydock
Disclosure of detailed information about property, plant and equipment [line items]
Drydock	(261)
Notional component of scrubber	0
Total drydock additions	(261)
MR | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber	143
BWTS	197
Other equipment	637
Capitalized interest	0
Total vessel additions	977
LR1 | Drydock
Disclosure of detailed information about property, plant and equipment [line items]
Drydock	6,205
Notional component of scrubber	0
Total drydock additions	6,205
LR1 | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber	42
BWTS	0
Other equipment	156
Capitalized interest	0
Total vessel additions	198
LR2 | Drydock
Disclosure of detailed information about property, plant and equipment [line items]
Drydock	7,530
Notional component of scrubber	150
Total drydock additions	7,680
LR2 | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber	3,209
BWTS	(18)
Other equipment	1,609
Capitalized interest	0
Total vessel additions	$ 4,800